IPO Related Expenses - Schedule of IPO Related Expenses (Details) - IPO [Member] - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of IPO Related Expenses [Line Items]
Legal fees		$ 54,781
Consultant fees		526,227
NASDAQ LIsting fee		56,586
Total IPO related expenses		$ 637,594